Fair Values of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities	$ 194,296	$ 187,475
Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	194,296	187,475
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	192,328	186,083
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	1,968	1,392
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	73,653	63,073
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	73,653	63,073
Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	18,360	23,096
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	18,360	23,096
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	100,315	99,914
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	100,315	99,914
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale securities	1,968	1,392
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	0	0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	$ 1,968	$ 1,392